Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		€ 786,776		€ 764,298
Movements in financial assets including new business		28,084	[1]	119,902
Transfers due to changes in creditworthiness		0
Changes due to modifications that did not result in derecognition		(32)	[1]	(6)
Financial assets that have been derecognized during the period		(46,226)	[1],[2]	(108,679)
Recovery of written off amounts		93	[1]	71
Foreign exchange and other changes		(7,295)		11,189
Balance, end of the reporting period		761,400		786,776
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		729,021		711,021
Movements in financial assets including new business		15,413	[1]	113,427
Transfers due to changes in creditworthiness		(4,513)	[1]	(2,101)
Changes due to modifications that did not result in derecognition		0		0
Financial assets that have been derecognized during the period	[1],[2]	(41,331)
Recovery of written off amounts		0		0
Foreign exchange and other changes	[1]	(6,499)
Balance, end of the reporting period		692,091	[1]	729,021
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		45,335		40,653
Movements in financial assets including new business		10,074	[1]	5,554
Transfers due to changes in creditworthiness		3,111	[1]	666
Changes due to modifications that did not result in derecognition		8	[1]	0
Financial assets that have been derecognized during the period	[1],[2]	(2,182)
Recovery of written off amounts		0		0
Foreign exchange and other changes		(641)
Balance, end of the reporting period		55,704		45,335
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		11,379		11,326
Movements in financial assets including new business		2,498	[1]	923
Transfers due to changes in creditworthiness		1,402	[1]	1,435
Changes due to modifications that did not result in derecognition		(40)	[1]	(6)
Financial assets that have been derecognized during the period	[1],[2]	(2,397)
Recovery of written off amounts	[1]	93
Foreign exchange and other changes	[1]	(136)
Balance, end of the reporting period		12,799	[1]	11,379
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		1,041	[3]	1,297
Movements in financial assets including new business		99	[1],[3],[4]	(1)	[5],[6]
Changes due to modifications that did not result in derecognition		0		0
Financial assets that have been derecognized during the period	[1],[2],[4]	(315)
Recovery of written off amounts	[1],[4]	0
Foreign exchange and other changes	[1],[4]	(18)
Balance, end of the reporting period		€ 806	[1],[4]	€ 1,041	[3]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021
[2]	This position includes charge offs of allowance for credit losses
[3]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[4]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[5]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021